Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill
Goodwill

11. Goodwill

        The movements in carrying amount of goodwill by the reportable unit of Lefeng.com are as follows:

Lefeng.com
$
Balance as of January 1, 2013 and December 31, 2013	—
Addition for acquisitions	9,670,204

Balance as of December 31, 2014	9,670,204

        The Group performed the annual impairment analysis as of the balance sheet date. There has been no impairment recognized during the periods presented.